23. Tax reform	12 Months Ended
Dec. 31, 2018
Tax Reform
Tax reform

On December 29, 2017, decree No.1112/2017 was issued, by which the Tax Reform Law No. 27430 (“Tax Reform Law”) enacted by the Argentine Congress on December 27, 2017, was passed. The Tax Reform Law was published in the Official Gazette the same date it was enacted. The most relevant aspects of this reform are the following:

a)	Reduction of the corporate income tax rate and additional tax on the distribution of dividends

Through the fiscal year ended December 31, 2017, the corporate income tax rate remains at 35% and will be reduced to 30% during the two following fiscal years beginning on or after January 1st, 2018, and to 25% for the fiscal years beginning on January 1st, 2020. This reduction affected the measurement of deferred tax assets and liabilities as at December 31, 2017, as indicated in Note 9.

The reduction of the corporate income tax rate is supplemented by the application of a tax on the dividend distributions made to local natural persons and foreign beneficiaries, which the Company should withhold and pay over the tax authorities as a single and final payment when dividends are distributed. This additional tax will be of 7% or 13% rate, depending on whether dividends were distributed for a period when the Company was subject to 30% or 25% rate, respectively. For this purpose, it is considered, without admitting evidence to the contrary, that the dividends which are distributed are related, in the first place, to older accumulated earnings.

b)	Equalization tax

Pursuant to Law No. 25,053, when dividends are paid exceeding accumulated taxable income as of the year- end immediately preceding the payment date, there is an obligation to withhold, as a single and final payment, 35% on such excess for income tax purpose. This withholding will no longer be applicable for dividends attributable to income accrued during the fiscal years beginning on or after January 1st, 2018.

c)	Tax losses (NOLs)

Section 19 of the Income Tax Law incorporates in the treatment of NOL deduction the possibility of them being used considering the changes in the domestic wholesale price index published by INDEC (Argentine Statistics and Census Institute), for the period between the closing month of the fiscal year when the payment is made.

d)	Adjustment for inflation

To determine the amount of taxable net profits for fiscal years commencing as from January 1, 2018, the inflation adjustment calculated on the basis of the provisions set forth in Sections 95 to 98 of the income tax law will have to be added to or deducted from the fiscal year’s tax result. This adjustment will only be applicable if the variance percentage of the consumers price index (“IPC”) given by the Argentine Statistics Bureau (“INDEC”), based on the charts prepared by AFIP for that purposes falls into one of the following scenarios (a) the percentage totaled during the 36 months prior to fiscal year closing is higher than 100%, or (b) for the first, second, and third fiscal year as from January 1, 2018, the index variance estimated from the commencement to the closing of the fiscal year is higher than 55% (fifty-five per cent), 30% (thirty per cent,) and 15% (fifteen per cent) for the first, second, and third fiscal year respectively.

If the condition for the adjustment for inflation does not take place, an adjustment is allowed for certain assets as it is mentioned in the following paragraph.

e)	Update of the acquisitions and investments made during the fiscal periods beginning on January 1st, 2018

For the acquisitions or investments made during the fiscal periods beginning on January 1st, 2018, the following updates shall apply, based on the change percentage in the domestic wholesale price index provided by INDEC, according to the tables prepared by the AFIP for such purpose:

(1)	When transferring depreciable personal property, buildings which cannot be used as an inventory, intangible assets, shares, contributions or equity interests in companies (including contributions to mutual funds), the tax cost basis considered for determining the gross profit will be updated by the aforementioned index, as from the date of the acquisition or investment until the date of the transfer, and will be decreased, if appropriate, by the applicable depreciations calculated from the updated value.

(2)	The depreciations deductible related to buildings and other constructions on real estate property assigned to activities or as investments, different from inventories, and the depreciations related to assets assigned to the generation of taxable income, will be calculated applying the aforementioned index to the ordinary depreciation charge, referred to the date of the acquisition or construction indicated in the tables prepared by the AFIP.

f)	Advanced reimbursement of the technical credit balance of the value added tax

Law No. 27,430 establishes in the Value Added Tax Law a mechanism by which it is possible to require the reimbursement of the tax credits originated in the definite purchase, building, manufacturing, preparation or import of fixed assets (with the exception of vehicles) subject to depreciation in the income tax, which after six consecutive fiscal years, as from the year in which its consideration as tax credit was applicable, constitute the technical credit balance. If after 60 fiscal years as from the fiscal year immediately following the one where the reimbursement was made, the tax-payer had not generated an excess of tax debit over tax credits for a similar amount, the tax-payer must reimburse the not-applied excess plus the respective interest. These dispositions will apply to the accumulated balance originated in the charges whose right to consideration as tax credit is originated as from January 1st, 2018.

g)	Employers’ contributions

A progressive increase of the employers’ contributions rate of 17% effective for those employers’ contributions accrued as from February 1st, 2018 is established. The increase schedule establishes that the rate will reach 17.50% in 2018, 18% in 2019, 18.50% in 2020 and 19% in 2021. As from January 1st, 2022, the employers’ contributions accrued will be finally settle at 19.50%.

In addition, from the tax basis on which it is proper to apply the rates indicated before, a non-taxable minimum will be deducted which will also be progressive and which will begin in 2018 with ARS 2,400 to finally reach ARS 12,000 as from January 1st, 2022. This non-taxable minimum will be updated as from January 2019 based on the domestic wholesale price index provided by INDEC.